Trust Agreement (Tables)	12 Months Ended
Dec. 31, 2013
Trust Agreement [Abstract]
Schedule Of Brokerage Rates Based On Net Capital Investment Levels Or Investments In Asset-based Fee Or Fixed Fee Investment Programs

Net Capital Investments	Brokerage Fees

$100,000–$499,999	6.50%
$500,000–$999,999	6.00
Greater than $1,000,000	5.50
Asset-based or fixed fee investment programs	4.00

Schedule Of Brokerage And Custodial Fees

	2013	2012	2011

Brokerage fees	$ 23,947,088	$ 37,951,047	$ 54,834,417
Custodial fees	542	687	512

Total	$ 23,947,630	$ 37,951,734	$ 54,834,929

Schedule Of Redemption Charges Based On Redeemed Units' Net Asset Value

	Redemption Charges
Subscriptions	First 6 Months	Second 5 Months

Less than $100,000	4.0%	3.0%
$100,000–$499,999	3.5	2.5
$500,000–$999,999	3.0	2.0
Greater than $1,000,000	2.5	1.5